Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Disclosure of Cash and cash equivalents [Line Items]
Disclosure of cash and cash equivalents [text block]
6.	Cash and cash equivalents

(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Cash	327	290
Bank accounts (b)	51,953	48,754
Time deposits (c)	162,271	31,500

	214,551	80,544

(b)	Bank accounts earn interest at floating rates based on market rates.

(c)
As of December 31, 2017 and 2016, time deposits were kept in prime financial institutions, which generated interest at annual market rates and had original maturities of less than 90 days, according to the immediate cash needs of the Group.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Cash and cash equivalents [Line Items]
Disclosure of cash and cash equivalents [text block]
5.	Cash and cash equivalents

(a)	This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Petty cash	34	45
Bank accounts	48,995	118,853
Term deposits (b)	625,985	558,626
	675,014	677,524

(b)	The term deposits balance is made as follows:

	2017	2016
	US$(000)	US$(000)

Citi Bank	206,824	150,564
JP Morgan	419,161	408,062
	625,985	558,626

(b)	The bank accounts and term deposits yield interest at market rates. Because of the short maturity of these balances, less than 90 days, the carrying amounts approximate to their fair value.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Cash and cash equivalents [Line Items]
Disclosure of cash and cash equivalents [text block]
3.	Cash and cash equivalents

This item is made up as follows:

	December 31,	December 31,
	2017	2016
	US$(000)	US$(000)

Cash in banks	3,500	2,990
Cash equivalents (a)	596,527	26,961
	600,027	29,951

(a)
Cash equivalents as of December 31, 2017, includes short-term deposits with Citibank NY of US$196 million, Scotiabank Peru of US$150 million and BBVA Continental Peru of US$50 million and a portfolio of investments in highly marketable liquid investments of US$200.5 million, (investments classified as “AAA” by Standard & Poor’s and Moody’s), which yield variable returns, and are classified as cash equivalents because they are readily convertible to known amounts of cash and management plans to use them for its short-term cash needs. Because of the short maturity of these investments (i.e., less than 90 days), the carrying amount of these investments corresponds to their fair value at the date of the financial statements. Changes in the fair value of these investments are insignificant.